Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended		70 Months Ended	120 Months Ended
	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025
C000212575
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ROBO Global<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Healthcare Technology and Innovation ETF
C000131868
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ROBO Global<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Robotics and Automation Index ETF
C000212574
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ROBO Global<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Artificial Intelligence ETF
Without Sales Load [Member] | C000212575
Average Annual Return [Line Items]
Average Annual Return, Percent	3.09%		(0.31%)	1.86%
Without Sales Load [Member] | C000131868
Average Annual Return [Line Items]
Average Annual Return, Percent	(6.51%)		5.76%		6.94%
Without Sales Load [Member] | C000212574
Average Annual Return [Line Items]
Average Annual Return, Percent	7.49%	12.48%
VettaFi Full World Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	VettaFi Full World Index (TR) (USD)
Average Annual Return, Percent	12.43%		13.70%	10.72%
VettaFi Full World Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	VettaFi Full World Index (TR) (USD)
Average Annual Return, Percent	12.43%		13.70%		9.33%
VettaFi Full World Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	VettaFi Full World Index (TR) (USD)
Average Annual Return, Percent	12.43%	13.68%
S&P 500 Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Average Annual Return, Percent	12.10%		15.61%	13.28%
S&P 500 Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Average Annual Return, Percent	12.10%		15.61%		12.32%
S&P 500 Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Average Annual Return, Percent	12.10%	15.52%